UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08464
Investment Company Act File Number
High Income Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 85.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 1.0%
Alliant Techsystems, Inc., 6.875%, 9/15/20	$690	$721,050
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18(1)	770	800,800
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(1)	2,200	2,310,000
TransDigm, Inc., 7.75%, 12/15/18	4,660	5,126,000

		$8,957,850

Automotive & Auto Parts — 3.7%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$1,274	$1,407,770
Allison Transmission, Inc., 7.125%, 5/15/19(1)	1,065	1,076,981
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,456	3,827,520
Chrysler Group, LLC, Sr. Notes, 8.25%, 6/15/21(1)	1,815	1,742,400
Commercial Vehicle Group, Inc., Sr. Notes, 7.875%, 4/15/19(1)	1,095	1,100,475
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	2,390	2,608,864
Ford Motor Credit Co., LLC, Sr. Notes, 5.875%, 8/2/21	1,765	1,934,906
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	4,120	4,888,623
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,694,205
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,637,775
General Motors Financial Co., Inc., 6.75%, 6/1/18(1)	1,375	1,436,875
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	884	972,400
Meritor, Inc., 8.125%, 9/15/15	1,260	1,220,625
Meritor, Inc., 10.625%, 3/15/18	1,235	1,244,263
Navistar International Corp., 8.25%, 11/1/21	1,805	1,958,425
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	2,881,890
Visteon Corp., 6.75%, 4/15/19	685	679,863

		$32,313,860

Banks and Thrifts — 1.2%
Ally Financial, Inc., 6.25%, 12/1/17	$4,075	$4,214,161
Ally Financial, Inc., 8.00%, 11/1/31	3,955	4,217,019
Bank of America N.A., 5.30%, 3/15/17	1,730	1,723,924

		$10,155,104

Broadcasting — 0.9%
AMC Networks, Inc., 7.75%, 7/15/21(1)	$1,100	$1,214,125
Crown Media Holdings, Inc., 10.50%, 7/15/19	945	1,011,150
Cumulus Media, Inc., Sr. Notes, 7.75%, 5/1/19(1)	1,370	1,291,225
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(1)	3,575	4,093,375

		$7,609,875

Building Materials — 0.7%
Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$4,030	$4,342,325
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,369,363

		$5,711,688

Cable/Satellite TV — 3.0%
Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(1)	$415	$435,750
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	790	847,275
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,020	2,262,400
CCO Holdings, LLC/CCO Capital Corp., 6.625%, 1/31/22	4,715	4,927,175
CCO Holdings, LLC/CCO Capital Corp., 7.00%, 1/15/19	420	448,350
CCO Holdings, LLC/CCO Capital Corp., 7.375%, 6/1/20	2,020	2,191,700
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18	1,180	1,286,200
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	125	138,906
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	2,580	2,786,400

	Principal
	Amount
Security	(000’s omitted)	Value
DISH DBS Corp., 6.75%, 6/1/21	$2,800	$3,066,000
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	3,015	3,124,294
Nara Cable Funding, Ltd., Sr. Notes, 8.875%, 12/1/18(1)	2,785	2,659,675
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	170	178,500
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	1,875	1,875,000

		$26,227,625

Capital Goods — 1.5%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,644,300
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,135,650
CNH Capital, LLC, 6.25%, 11/1/16(1)	1,910	2,053,250
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	670	733,650
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	823,250
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,986,875
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,899,925

		$13,276,900

Chemicals — 2.3%
Celanese US Holdings, LLC, 5.875%, 6/15/21	$960	$1,033,200
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	873,425
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,185,250
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,453,100
Chemtura Corp., 7.875%, 9/1/18	1,855	1,966,300
Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC, 9.00%, 11/15/20	935	897,600
Koppers, Inc., 7.875%, 12/1/19	315	333,900
Kraton Polymers LLC, Sr. Notes, 6.75%, 3/1/19	675	671,625
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	1,325	1,457,619
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,795,150
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	577,800
Polypore International, Inc., 7.50%, 11/15/17	660	696,300
Solutia, Inc., 8.75%, 11/1/17	1,420	1,615,250
Taminco Global Chemical Corp., 9.75%, 3/31/20(1)	1,800	1,845,000
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	1,085	813,750

		$20,215,269

Consumer Products — 2.6%
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$1,920	$2,136,192
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	7,760	7,837,600
NBTY, Inc., 9.00%, 10/1/18	1,100	1,221,000
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,827,000
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	589,875
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(1)	2,621	2,870,257
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	3,060	3,358,350
Spectrum Brands Holdings, Inc., Sr. Notes, 9.50%, 6/15/18(1)	1,015	1,155,831

		$22,996,105

Containers — 1.6%
BWAY Holding Co., 10.00%, 6/15/18	$550	$602,250
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(1)	3,905	4,090,487
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(1)	2,290	2,415,950
Reynolds Group Holdings, Inc., Sr. Notes, 8.75%, 10/15/16(1)	1,960	2,097,200
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(1)	815	815,000
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	660	674,850
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	2,595	2,932,350

		$13,628,087

Diversified Financial Services — 3.2%
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	$2,102	$2,175,363
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(1)	2,605	2,663,613
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	4,900	4,912,250
E*Trade Financial Corp., Sr. Notes, 12.50%, 11/30/17	3,740	4,347,750
International Lease Finance Corp., Sr. Notes, 5.875%, 5/1/13	640	643,200

	Principal
	Amount
Security	(000’s omitted)	Value
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	$2,085	$2,047,259
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,565	1,674,550
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	4,205	4,568,161
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	1,230	1,349,925
International Lease Finance Corp., Sr. Notes, (MTN), 5.65%, 6/1/14	3,100	3,096,125

		$27,478,196

Diversified Media — 4.2%
Catalina Marketing Corp., 11.625%, 10/1/17(1)	$3,090	$2,976,699
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(1)	14,135	14,064,325
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(1)	2,755	1,460,150
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	1,515	1,677,863
Lamar Media Corp., 5.875%, 2/1/22(1)	1,205	1,212,531
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,080	966,600
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	1,860	1,618,200
MDC Partners, Inc., 11.00%, 11/1/16	2,755	2,985,731
Nielsen Finance, LLC, 11.50%, 5/1/16	1,216	1,401,440
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	143	165,165
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(1)	600	655,500
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,266,575
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18(1)	3,710	3,802,750

		$36,253,529

Energy — 9.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$2,405	$2,411,012
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	3,005	3,020,025
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	1,260	1,260,000
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	1,205	1,253,200
Basic Energy Services, Inc., 7.75%, 2/15/19	680	695,300
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,176,463
Bill Barrett Corp., 7.625%, 10/1/19	1,660	1,697,350
Bill Barrett Corp., 9.875%, 7/15/16	385	423,500
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	812,625
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(1)	4,105	4,053,687
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	1,025	1,035,250
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	4,941	5,311,575
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,447,200
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,751,425
Continental Resources, Inc., 7.125%, 4/1/21	670	743,700
Continental Resources, Inc., 7.375%, 10/1/20	280	310,100
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,872,558
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,423,625
Frac Tech Services, LLC/Frac Tech Finance, Inc., 7.625%, 11/15/18(1)	4,000	4,280,000
Frontier Oil Corp., 6.875%, 11/15/18	530	545,900
GMX Resources, Inc., Sr. Notes, (PIK), 11.00%, 12/1/17(1)	535	420,152
Harvest Operations Corp., 6.875%, 10/1/17(1)	800	848,000
Holly Corp., 9.875%, 6/15/17	1,710	1,915,200
Kodiak Oil & Gas Corp., 8.125%, 12/1/19(1)	2,445	2,594,756
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	903,350
OGX Petroleo E Gas Participacoes SA, 8.50%, 6/1/18(1)	4,740	4,920,120
Oil States International, Inc., 6.50%, 6/1/19	3,335	3,560,112
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	955	938,288
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	1,835	1,880,875
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,719,150
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,055,000
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21(1)	2,210	2,281,825
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	2,917,200
Range Resources Corp., 6.75%, 8/1/20	1,580	1,738,000
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,101,275
SESI, LLC, 6.375%, 5/1/19	3,445	3,591,412
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	707,000

	Principal
	Amount
Security	(000’s omitted)	Value
Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22(1)	$610	$619,913
Venoco, Inc., 11.50%, 10/1/17	540	553,500
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,239,425
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17(1)	1,515	1,522,575
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22(1)	3,160	3,163,950

		$80,715,573

Entertainment/Film — 0.5%
Cinemark USA, Inc., 7.375%, 6/15/21	$695	$734,963
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	825	905,437
Regal Cinemas Corp., 8.625%, 7/15/19	545	600,863
Regal Entertainment Group, 9.125%, 8/15/18	2,190	2,409,000

		$4,650,263

Environmental — 0.1%
Casella Waste Systems, Inc., 7.75%, 2/15/19	$405	$407,025
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	650	711,750

		$1,118,775

Food/Beverage/Tobacco — 1.4%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, (PIK), 15.00%, 5/15/17(1)	$2,006	$1,541,499
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	4,800	4,536,000
Michael Foods, Inc., 9.75%, 7/15/18	2,695	2,930,812
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	425	451,563
Post Holdings, Inc., Sr. Notes, 7.375%, 2/15/22(1)	2,755	2,858,312

		$12,318,186

Gaming — 5.7%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(2)	$5,755	$2,014,250
CCM Merger, Inc., 8.00%, 8/1/13(1)	890	867,750
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	1,095	949,913
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,630	4,997,650
Harrah’s Operating Co., Inc., 10.00%, 12/15/15	1,680	1,428,000
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	670	520,925
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	2,375	2,585,781
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18	4,385	3,749,175
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	771	763,290
Inn of the Mountain Gods Resort & Casino, Sr. Notes, (PIK), 1.25%, 11/30/20(1)	2,000	1,218,723
Mandalay Resort Group, 7.625%, 7/15/13	855	872,100
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,325,750
MGM Resorts International, 5.875%, 2/27/14	2,110	2,110,000
MGM Resorts International, 6.75%, 4/1/13	2,985	3,059,625
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	770,100
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,494,225
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,542,375
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	1,977,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,863,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,765	2,274,212
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(1)	1,620	1,530,900
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,195	1,275,662
Peninsula Gaming, LLC, 10.75%, 8/15/17	2,880	3,117,600
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	745	769,213
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	3,605	3,514,875
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(3)	3,776	2,176,260

		$49,769,104

Health Care — 6.5%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$3,345	$3,403,537
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,290	1,348,050
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	596,750
AMGH Merger Sub, Inc., 9.25%, 11/1/18(1)	1,530	1,621,800

	Principal
	Amount
Security	(000’s omitted)	Value
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	$1,730	$1,820,825
Biomet, Inc., 11.625%, 10/15/17	1,185	1,294,613
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,564,150
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	5,685	5,578,406
Emergency Medical Services Corp., 8.125%, 6/1/19	3,640	3,731,000
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	1,305	1,422,450
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	1,200	1,314,000
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	555	613,969
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,553,413
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,291,500
HCA, Inc., 7.50%, 2/15/22	2,410	2,584,725
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	1,427	1,567,916
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Sr. Notes, 9.50%, 12/1/19(1)	4,700	5,105,375
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	1,930	1,973,425
Multiplan, Inc., 9.875%, 9/1/18(1)	2,800	3,066,000
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	1,080	891,000
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	1,510	1,577,950
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	1,870	1,986,875
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,576,875
Rotech Healthcare, Inc., 10.50%, 3/15/18	1,915	1,512,850
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	1,140	1,083,000
Stewart Enterprises, Inc., 6.50%, 4/15/19	545	561,350
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,487,419
Teleflex, Inc., 6.875%, 6/1/19	545	585,875
Warner Chilcott Co., LLC, 7.75%, 9/15/18	3,255	3,458,437

		$57,173,535

Homebuilders/Real Estate — 1.0%
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$2,625	$2,749,688
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,470	6,345,200

		$9,094,888

Insurance — 0.3%
Alliant Holdings I, Inc., 11.00%, 5/1/15(1)	$1,500	$1,573,125
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(1)	670	685,913
USI Holdings Corp., 4.332%, 11/15/14(1)(4)	785	726,125

		$2,985,163

Leisure — 1.2%
NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	$2,615	$3,059,550
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	110	117,150
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,855,000
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	581,813
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,470,175
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	575	691,437
Seven Seas Cruises, S. DE R.L., LLC, 9.125%, 5/15/19(1)	2,145	2,203,987
Vail Resorts, Inc., 6.50%, 5/1/19	700	724,500

		$10,703,612

Metals/Mining — 4.3%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	$765	$837,675
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,538,487
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	1,555	1,706,613
Consol Energy, Inc., 8.00%, 4/1/17	1,630	1,768,550
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	6,650	6,899,375
FMG Resources PTY, Ltd., Sr. Notes, 8.25%, 11/1/19(1)	5,155	5,554,512
Novelis, Inc., 8.375%, 12/15/17	1,025	1,130,063
Novelis, Inc., 8.75%, 12/15/20	2,645	2,969,012
Peabody Energy Corp., 6.00%, 11/15/18(1)	4,420	4,574,700
Peabody Energy Corp., 6.25%, 11/15/21(1)	3,790	3,922,650

	Principal
	Amount
Security	(000’s omitted)	Value
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	$3,720	$4,259,400
SunCoke Energy, Inc., 7.625%, 8/1/19	1,315	1,334,725

		$37,495,762

Paper — 1.6%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$545	$585,875
Boise Paper Holdings, LLC, 9.00%, 11/1/17	2,200	2,409,000
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,944,000
Longview Fibre Paper & Packaging, Inc., Sr. Notes, 8.00%, 6/1/16(1)	1,375	1,445,469
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(1)	3,735	3,436,200
Verso Paper Holdings, LLC/Verso Paper, Inc., 4.179%, 8/1/14(4)	245	164,150
Verso Paper Holdings, LLC/Verso Paper, Inc., 8.75%, 2/1/19	2,030	1,136,800
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	4,515	1,851,150

		$13,972,644

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$755	$819,175

		$819,175

Restaurants — 0.4%
NPC International, Inc., 10.50%, 1/15/20(1)	$3,030	$3,143,625

		$3,143,625

Services — 6.3%
Aramark Holdings Corp., Sr. Notes, (PIK), 8.625%, 5/1/16(1)	$930	$960,225
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	2,990	3,281,525
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,792,250
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	5,550	5,626,313
Hertz Corp., 7.50%, 10/15/18	20	21,500
Laureate Education, Inc., 10.00%, 8/15/15(1)	7,020	7,248,150
Laureate Education, Inc., 11.75%, 8/15/17(1)	5,130	5,501,925
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(1)	14,818	15,447,529
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 10.25%, 11/15/19	1,330	1,469,650
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	200	207,500
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.00%, 7/15/17(1)	3,540	4,124,100
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	610,050
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,473,375
United Rentals North America, Inc., 10.875%, 6/15/16	2,770	3,185,500

		$54,949,592

Steel — 0.2%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$1,390	$1,431,700
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)(3)	5,225	523

		$1,432,223

Super Retail — 3.9%
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$6,260	$6,917,300
Limited Brands, Inc., 6.625%, 4/1/21	5,170	5,712,850
Limited Brands, Inc., 8.50%, 6/15/19	3,620	4,294,225
Michaels Stores, Inc., 7.75%, 11/1/18	575	603,031
Michaels Stores, Inc., 11.375%, 11/1/16	1,175	1,251,257
Michaels Stores, Inc., 13.00%, 11/1/16	895	957,561
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,300,050
Toys “R” Us, 10.75%, 7/15/17	3,670	4,101,225
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(1)	1,760	1,795,200
Toys “R” Us, Sr. Notes, 7.875%, 4/15/13	3,680	3,790,400

		$33,723,099

Technology — 3.7%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,090,425
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	350	379,750
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	3,050	2,935,625

	Principal
	Amount
Security	(000’s omitted)	Value
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	$5,485	$5,279,313
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	717,400
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	944,775
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	1,310	1,368,950
First Data Corp., (PIK), 10.55%, 9/24/15	2,217	2,205,482
Seagate HDD Cayman, 7.00%, 11/1/21(1)	3,435	3,692,625
Sophia, LP/Sophia Finance, Inc., 9.75%, 1/15/19(1)	1,250	1,306,250
SSI Investments II, Sr. Notes, 11.125%, 6/1/18	5,020	5,572,200
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	6,813,281

		$32,306,076

Telecommunications — 8.3%
American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$2,080	$2,113,351
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	5,440	5,745,015
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	3,255	3,450,300
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,197,050
EH Holding Corp., Sr. Notes, 6.50%, 6/15/19(1)	3,430	3,588,637
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,451,813
GCI, Inc., Sr. Notes, 6.75%, 6/1/21	685	691,850
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	1,415	1,503,437
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	1,263	1,329,308
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	1,461	1,471,737
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17(1)	4,140	4,171,050
Nextel Communications, Inc., 5.95%, 3/15/14	3,565	3,547,175
Nextel Communications, Inc., 7.375%, 8/1/15	2,910	2,829,975
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	8,925	8,969,625
NII Capital Corp., 8.875%, 12/15/19	3,235	3,501,887
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,245,188
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	837,675
Sprint Nextel Corp., 9.00%, 11/15/18(1)	6,510	7,030,800
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	4,980	5,353,500
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,587,800
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(1)	5,494	4,283,169
Windstream Corp., 7.75%, 10/1/21	2,445	2,652,825

		$72,553,167

Textiles/Apparel — 0.4%
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	$3,385	$3,864,079

		$3,864,079

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$2,215	$2,162,394
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,188,900
CMA CGM SA, 8.50%, 4/15/17(1)	640	291,200

		$4,642,494

Utilities — 3.5%
AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$1,375	$1,526,250
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	3,315	3,588,487
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	6,870	7,350,900
Dolphin Subsidiary II, Inc., Sr. Notes, 6.50%, 10/15/16(1)	1,910	2,043,700
Dolphin Subsidiary II, Inc., Sr. Notes, 7.25%, 10/15/21(1)	3,875	4,320,625
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	3,255	2,864,400
NRG Energy, Inc., 7.875%, 5/15/21(1)	2,090	1,995,950
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,281,850
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	371,850
TXU Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	3,665	2,785,400

		$30,129,412

Total Corporate Bonds & Notes (identified cost $726,845,257)		$742,384,535

Senior Floating-Rate Interests — 4.8%(5)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Chrysler Group, LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,692	$1,660,072

		$1,660,072

Building Materials — 0.5%
Panolam Industries International, Inc., Term Loan, 8.25%, Maturing 12/31/13	$3,064	$2,939,167
Panolam Industries International, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	1,422	1,300,851

		$4,240,018

Consumer Products — 0.9%
Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$3,851	$3,853,657
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	3,827	3,824,221

		$7,677,878

Diversified Financial Services — 0.3%
Asurion Corp., Term Loan - Second Lien, 9.00%, Maturing 5/24/19	$2,300	$2,315,410

		$2,315,410

Energy — 0.8%
Samson Investment Co., Term Loan, 8.00%, Maturing 12/21/12	$7,400	$7,400,000

		$7,400,000

Food/Beverage/Tobacco — 0.4%
Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$3,383	$3,311,111

		$3,311,111

Gaming — 0.5%
Caesars Entertainment Operating Co., Term Loan, Maturing 1/28/15(6)	$1,385	$1,252,188
Caesars Entertainment Operating Co., Term Loan, Maturing 1/28/15(6)	500	451,103
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.52%, Maturing 5/16/14	1,580	1,437,800
CCM Merger, Inc., Term Loan, 7.00%, Maturing 3/1/17	1,152	1,151,256

		$4,292,347

Restaurants — 0.2%
NPC International, Inc., Term Loan, 6.75%, Maturing 12/28/18	$1,500	$1,513,125

		$1,513,125

Services — 0.2%
Education Management, LLC, Term Loan, 4.63%, Maturing 6/1/16	$2,000	$1,875,000

		$1,875,000

Technology — 0.2%
First Data Corp., Term Loan, 3.03%, Maturing 9/24/14	$1,596	$1,514,831

		$1,514,831

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.55%, Maturing 8/31/16	$523	$488,932
CEVA Group PLC, Term Loan, 5.55%, Maturing 8/31/16	1,170	1,094,286
CEVA Group PLC, Term Loan, 5.58%, Maturing 8/31/16	590	551,566

		$2,134,784

Utilities — 0.4%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.80%, Maturing 10/10/14	$5,240	$3,597,453

		$3,597,453

Total Senior Floating-Rate Interests (identified cost $42,808,520)		$41,532,029

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Ford Motor Co., 4.25%, 11/15/16	$2,180	$3,468,925

		$3,468,925

Total Convertible Bonds (identified cost $3,771,613)		$3,468,925

Common Stocks — 2.2%

Security	Shares	Value

Building Materials — 0.3%
Panolam Holdings Co.(3)(7)(8)	3,117	$2,662,043

		$2,662,043

Cable/Satellite TV — 0.2%
Cablevision Systems Corp.	100,000	$1,455,000

		$1,455,000

Consumer Products — 0.0%(9)
HF Holdings, Inc.(3)(7)(8)	13,600	$66,232

		$66,232

Energy — 0.0%(9)
SemGroup Corp.(8)	16,378	$433,525

		$433,525

Gaming — 0.3%
Greektown Superholdings, Inc.(8)	892	$53,074
Las Vegas Sands Corp.(8)	54,500	2,676,495

		$2,729,569

Services — 0.1%
Geo Group, Inc. (The)(8)	26,500	$465,870

		$465,870

Steel — 0.8%
RathGibson Acquisition Co., LLC(3)(7)(8)	233,000	$7,199,700

		$7,199,700

Super Retail — 0.3%
GNC Holdings, Inc., Class A(8)	96,898	$2,665,664

		$2,665,664

Technology — 0.2%
Amkor Technology, Inc.(8)	350,000	$2,005,500

		$2,005,500

Total Common Stocks (identified cost $11,630,379)		$19,683,103

Convertible Preferred Stocks — 1.2%

Security	Shares	Value
Automotive & Auto Parts — 0.9%
General Motors Co., 4.75%	131,495	$5,267,689
Goodyear Tire & Rubber Co. (The), 5.875%	50,000	2,298,000

		$7,565,689

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	22,471	$2,024,188
Chesapeake Energy Corp., 5.00%	6,292	496,879

		$2,521,067

Total Convertible Preferred Stocks (identified cost $12,051,900)		$10,086,756

Preferred Stocks — 0.3%

Security	Shares	Value
Banks and Thrifts — 0.3%
GMAC Capital Trust I, 8.125%	129,800	$2,880,262

		$2,880,262

Total Preferred Stocks (identified cost $3,273,233)		$2,880,262

Miscellaneous — 0.0%(9)

Security	Shares	Value
Cable/Satellite TV — 0.0%(9)
Adelphia, Inc., Escrow Certificate(8)	7,585,000	$56,887
Adelphia, Inc., Escrow Certificate(8)	3,555,000	26,663
Adelphia Recovery Trust(8)	10,758,837	64,553

		$148,103

Gaming — 0.0%(9)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(7)(8)	5,410	$29,755

		$29,755

Health Care — 0.0%(9)
US Oncology, Inc., Escrow Certificate(8)	705,000	$10,575

		$10,575

Services — 0.0%(9)
NCS Acquisition Corp., Escrow Certificate(3)(8)	2,640,000	$182,028

		$182,028

Total Miscellaneous (identified cost $9,984,958)		$370,461

Warrants — 0.3%

Security	Shares	Value
Energy — 0.0%(9)
SemGroup Corp., Expires 11/30/14(8)	17,240	$102,147

		$102,147

Food/Beverage/Tobacco — 0.0%(9)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(8)	1,610	$169,050

		$169,050

Gaming — 0.3%
Peninsula Gaming, LLC, Convertible Preferred Membership Interests(3)(7)(8)	25,351	$2,307,466

		$2,307,466

Security	Shares	Value
Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(3)(7)(8)	17,588	$0

		$0

Total Warrants (identified cost $172)		$2,578,663

Short-Term Investments — 5.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(10)	$47,230	$47,230,272

Total Short-Term Investments (identified cost $47,230,272)		$47,230,272

Total Investments — 99.6% (identified cost $857,596,304)		$870,215,006

Other Assets, Less Liabilities — 0.4%		$3,478,468

Net Assets — 100.0%		$873,693,474

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	-	Medium-Term Note

PIK	-	Payment In Kind

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $314,714,264 or 36.0% of the Portfolio’s net assets.

(2)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(5)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(6)		This Senior Loan will settle after January 31, 2012, at which time the interest rate will be determined.

(7)		Restricted security.

(8)		Non-income producing security.

(9)		Amount is less than 0.05%.

(10)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $6,319.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$862,189,898

Gross unrealized appreciation	$50,723,905
Gross unrealized depreciation	(42,698,797)

Net unrealized appreciation	$8,025,108

Restricted Securities

At January 31, 2012, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675		$29,755
HF Holdings, Inc.	10/27/09	13,600	730,450		66,232
Panolam Holdings Co.	12/30/09	3,117	1,712,791		2,662,043
Peninsula Gaming, LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,307,466
RathGibson Acquisition Co., LLC	6/14/10	233,000	1,236,540		7,199,700
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0		0

Total Restricted Securities			$3,774,456		$12,265,196

(1) Less than $0.50.

A summary of open financial instruments at January 31, 2012 is as follows:

Credit Default Swaps — Sell Protection

								Upfront
			Notional	Receive				Payments
	Reference	Credit	Amount**	Annual		Termination	Market	Received	Net Unrealized
Counterparty	Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Value	(Paid)	Appreciation
Bank of America N.A.	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$50,274	$34,565	84,839
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	87,433	93,409	180,842
Credit Suisse International	Ford Motor Co.	Ba2/BB+	1,000	5.00	(1)	12/20/16	87,263	(1,970)	85,293
Deutsche Bank	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	96,523	(44,918)	51,605
Deutsche Bank	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	96,523	(80,389)	16,134
Deutsche Bank	Ford Motor Co.	Ba2/BB+	2,100	5.00	(1)	12/20/16	183,252	(103,842)	79,410
Deutsche Bank	Freescale Semiconductor, Inc.	Caa1/CCC+	15,000	5.00	(1)	3/20/17	(1,663,919)	3,009,164	1,345,245
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	96,523	(52,022)	44,501
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	2,100	5.00	(1)	12/20/16	183,252	(76,925)	106,327

							$(782,876)	$2,777,072	$1,994,196

Credit Default Swaps — Buy Protection

		Notional	Pay				Upfront	Net Unrealized
	Reference	Amount	Annual		Termination	Market	Payments	Appreciation
Counterparty	Entity	(000’s omitted)	Fixed Rate		Date	Value	Paid	(Depreciation)
Bank of America N.A.	Gap, Inc. (The)	$5,000	1.00	%(1)	3/20/17	$401,866	$(394,495)	$7,371
Deutsche Bank	First Data Corp.	15,000	5.00	(1)	3/20/17	2,490,859	(3,853,199)	(1,362,340)

						$2,892,725	$(4,247,694)	$(1,354,969)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $26,650,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is credit risk was $3,773,768 and $1,663,919, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$740,207,752	$2,176,783	$742,384,535
Senior Floating-Rate Interests	—	41,532,029	—	41,532,029
Convertible Bonds	—	3,468,925	—	3,468,925
Common Stocks	9,702,054	53,074	9,927,975	19,683,103
Convertible Preferred Stocks	10,086,756	—	—	10,086,756
Preferred Stocks	2,880,262	—	—	2,880,262
Miscellaneous	—	188,433	182,028	370,461
Warrants	—	271,197	2,307,466	2,578,663
Short-Term Investments	—	47,230,272	—	47,230,272

Total Investments	$22,669,072	$832,951,682	$14,594,252	$870,215,006

Credit Default Swaps	$—	$3,773,768	$—	$3,773,768

Total	$22,669,072	$836,725,450	$14,594,252	$873,988,774

Liability Description

Credit Default Swaps	$—	$(1,663,919)	$—	$(1,663,919)

Total	$—	$(1,663,919)	$—	$(1,663,919)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments in
	Bonds & Notes	Common Stocks	Miscellaneous	Warrants	Total
Balance as of October 31, 2011	$2,176,783	$9,929,384	$182,028	$2,307,466	$14,595,661
Realized gains (losses)	—	(5,392)	—	—	(5,392)
Change in net unrealized appreciation (depreciation)	4,590	5,586	—	—	10,176
Cost of purchases(1)	—	—	—	—	—
Proceeds from sales(1)	—	(1,603)	—	—	(1,603)
Accrued discount (premium)	(4,590)	—	—	—	(4,590)
Transfers to Level 3*	—	—	—	—	—
Transfers from Level 3*	—	—	—	—	—

Balance as of January 31, 2012	$2,176,783	$9,927,975	$182,028	$2,307,466	$14,594,252

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2012	$4,590	$—	$—	$—	$4,590

*	Transfers are reflected at the value of the securities at the beginning of the period.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012